Concentrations of Credit Risk and Major Customers (Details) - Schedule of revenue by major customers by reporting segments		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage		76.60%	87.80%	83.40%
Customer B [Member]
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage	[1]	33.40%	46.60%	48.20%
Customer C [Member]
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage	[2]	26.50%	25.90%	20.80%
Customer D [Member]
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage	[1]	16.70%	15.30%	14.40%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer was reported in the Metal Stamping operating segment.